Tax (Tables)	12 Months Ended
Dec. 31, 2022
Tax [Abstract]
Specification of Income Tax
Specification of income tax

(Dollars in thousands)	2022	2021	2020
Income tax payable	$592	$378	$587
Tax expenses related to previous year	(4)	(27)	309
Change in deferred tax	(1)	9	5
Total income tax expense	$587	$360	$900

Specification of Temporary Differences and Deferred Tax
Specification of temporary differences and deferred tax
	December 31,	December 31,	December 31,
(Dollars in thousands)	2022	2021	2020
Property, plant and equipment	$468	$(11)	$2
Pensions	(695)	(662)	(612)
Total basis for deferred tax	(227)	(674)	(610)
Deferred tax liability(asset), net [1]	$(113)	$(152)	$(140)
Deferred tax (asset), gross [2]	(168)	(166)	(161)
Deferred tax liability, gross [2]	55	14	21

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]	Deferred tax liability is related to one of the direct and one of the indirect subsidiaries in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of Income Tax Expense
Reconciliation of income tax expense

(Dollars in thousands)	2022	2021	2020
Profit/(loss) before income tax	$62,567	$(11,147)	$267,181
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	587	360	900
Total income tax expense	$587	$360	$900